Operating Expenses	12 Months Ended
Dec. 31, 2017
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Operating Expenses

Note 16: Operating Expenses

The research and development expenses are broken down as follows:

	December 31,
Research and development expenses	2015	2016	2017
	(thousands of Euros)
Personnel expenses	13,268	32,777	37,112
Sub-contracting, collaboration, and consultants	15,325	34,413	54,397
Research supplies	911	1,234	1,464
Rental	1,094	1,903	2,018
Conferences, travel expenses	1,233	2,387	2,807
Depreciation and amortization	1,000	1,141	2,424
Small equipments and other supplies	795	2,675	2,646
Others	608	2,298	2,364

Total research and development expenses	34,234	78,828	105,232

The sales and marketing expenses are broken down as follows:

	December 31,
Sales and marketing expenses	2015	2016	2017
	(thousands of Euros)
Personnel expenses	133	4,954	6,976
Fees	339	4,447	2,480
Marketing, tradeshows and travel expenses	20	1,393	5,984
Others	—	487	384

Total sales and marketing expenses	491	11,282	15,824

By nature, the breakdown of general and administrative expenses is as follows:

	December 31,
General and administrative expenses	2015	2016	2017
	(thousands of Euros)
Personnel expenses	8,768	22,613	19,742
Fees	4,234	7,701	10,347
Rental	305	501	584
Insurance policies	1,239	1,853	1,367
Corporate communication and travel expenses	1,010	1,136	1,599
Depreciation and amortization	74	181	422
Others	1,229	1,020	1,776

Total general and administrative expenses	16,859	35,005	35,837

Personnel Expenses

The Company had 242 employees at December 31, 2017, in comparison with 164 employees at December 31, 2016 and 91 employees at December 31, 2015.

The personnel expenses are broken down as follows:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Wages and salaries	7,243	14,651	22,451
Social security contributions	3,193	3,903	7,157
Expenses for pension commitments	116	982	1,583
Employer contribution to bonus shares	1,198	6,456	1,857
Share-based payments	10,419	34,353	30,781

Total	22,168	60,345	63,830

The increase in personnel charges is partly due to the growth of the Company’s employees and the increase of the share-based payments linked to the global plans put in place during the second semester of 2015 and in 2016 (see Note 17).